Off-Balance Sheet Lending-Related Financial Instruments, Guarantees and Other Commitments - Supplemental Information (Details Textuals) (USD $)	6 Months Ended	12 Months Ended
	Jun. 30, 2011	Dec. 31, 2010	Jun. 30, 2010	Dec. 31, 2009
Off-balance sheet lending related-financial instruments, guarantees and other commitments (Numeric) [Abstract]
Unissued standly letters of credit commitments	$ 41,900,000,000	$ 41,600,000,000
Unfunded commitments to third-party private equity funds	876,000,000	1,000,000,000
Unfunded commitments for other equity investments	1,500,000,000	1,400,000,000
Investments that are generally fair valued at net asset value	815,000,000	1,000,000,000
Commitments related to leveraged and acquisition finance activities	7,100,000,000	5,900,000,000
Notional amount on stable value contracts	26,200,000,000	25,900,000,000
Maximum exposure to loss on derivatives	2,800,000,000	2,700,000,000
Unsettled reverse repurchase and securities borrowing agreements with regular way settlement periods	14,000,000,000	14,400,000,000
Unsettled forward starting reverse repurchase and securities borrowing agreements	45,600,000,000	25,500,000,000
Allowance for lending-related commitments	626,000,000	717,000,000	912,000,000	939,000,000
Percentage of decline in home prices assumption	45.00%
Percentage of decline in home prices assumption beyond the Firm's current assumptions	11.00%
Standby Letters of Credit, and Other Financial Guarantees [Member] | Other Unfunded Commitments to Extend Credit
Off-balance sheet lending related-financial instruments, guarantees and other commitments (Numeric) [Abstract]
Credit enhancements and bond and commercial paper liquidity commitments	46,400,000,000	43,400,000,000
Other Guarantees and Commitments | Letters of Credit Hedged By Derivative Transactions
Off-balance sheet lending related-financial instruments, guarantees and other commitments (Numeric) [Abstract]
Contractual amount	3,800,000,000	3,800,000,000
Other Unfunded Commitments to Extend Credit
Off-balance sheet lending related-financial instruments, guarantees and other commitments (Numeric) [Abstract]
Contractual amount net of risk participations for other unfunded commitments to extend credit	608,000,000	542,000,000
Securities Lending Indemnifications [Member]
Off-balance sheet lending related-financial instruments, guarantees and other commitments (Numeric) [Abstract]
Collateral held in support of securities lending indemnification agreements	207,900,000,000	185,000,000,000
Contractual amount	205,411,000,000	181,717,000,000
Derivative Qualifying as Guarantees [Member]
Off-balance sheet lending related-financial instruments, guarantees and other commitments (Numeric) [Abstract]
Derivatives qualifying as guarantees payables	420,000,000	390,000,000
Derivatives qualifying as guarantees receivables	99,000,000	96,000,000
Notional value of the derivatives deemed to be guarantees	84,100,000,000	87,800,000,000
Contractual amount	84,089,000,000	87,768,000,000
Other Guarantees and Commitments
Off-balance sheet lending related-financial instruments, guarantees and other commitments (Numeric) [Abstract]
Contractual amount	6,177,000,000	6,492,000,000
Standby Letters of Credit, and Other Financial Guarantees [Member]
Off-balance sheet lending related-financial instruments, guarantees and other commitments (Numeric) [Abstract]
Contractual amount net of risk participations for standby letters of credit and other financial guarantees	22,300,000,000	22,400,000,000
Collateral held relating to standby letters of credit	39,335,000,000	37,815,000,000
Allowance for lending-related commitments	314,000,000	345,000,000
Other letters of credit
Off-balance sheet lending related-financial instruments, guarantees and other commitments (Numeric) [Abstract]
Contractual amount net of risk participations for other letters of credit	1,400,000,000	1,100,000,000
Collateral held relating to other letters of credit	1,748,000,000	2,127,000,000
Allowance for lending-related commitments	2,000,000	2,000,000
Standby and Other Letters of Credit [Member]
Off-balance sheet lending related-financial instruments, guarantees and other commitments (Numeric) [Abstract]
Standby and other letters of credit carrying values	688,000,000	707,000,000
Standby and other letters of credit allowance for lending-related commitments	316,000,000	347,000,000
Standby and other letters of credit fair value of the guarantee liability	372,000,000	360,000,000
Loans Sold With Recourse [Member]
Off-balance sheet lending related-financial instruments, guarantees and other commitments (Numeric) [Abstract]
Unpaid principal balance of loans sold with recourse	10,600,000,000	11,000,000,000
Carrying value	141,000,000	153,000,000
Allowance for lending-related commitments	141,000,000	153,000,000
Contractual amount	10,624,000,000	10,982,000,000
Minimum [Member] | Mortgage Repurchase Liability [Member]
Off-balance sheet lending related-financial instruments, guarantees and other commitments (Numeric) [Abstract]
Loss Contingency Range of Possible Loss Portion, Minimum	0
Maximum [Member] | Mortgage Repurchase Liability [Member]
Off-balance sheet lending related-financial instruments, guarantees and other commitments (Numeric) [Abstract]
Loss Contingency Range of Possible Loss Portion, Minimum	2,200,000,000
Mortgage Repurchase Liability [Member]
Off-balance sheet lending related-financial instruments, guarantees and other commitments (Numeric) [Abstract]
Allowance for lending-related commitments	$ 3,631,000,000	$ 3,285,000,000